Leases and Rentals	12 Months Ended
Dec. 31, 2011
Leases and Rentals [Abstract]
Leases and Rentals

Note 20. Leases and Rentals

The Company leases certain equipment for the hotels’ operations under various lease agreements. The leases extend for varying periods through 2016 and generally are for a fixed amount each month. In addition, several of the Company’s hotels are subject to leases of land or building facilities from third parties, which extend for varying periods through 2096 and generally contain fixed and variable components. The variable components of leases of land or building facilities are primarily based on the operating profit or revenues of the related hotels.

The Company’s minimum future rents at December 31, 2011 payable under non-cancelable operating leases with third parties are as follows (in millions):

2012	$84
2013	89
2014	88
2015	86
2016	84
Thereafter	1,024

Rent expense under non-cancelable operating leases consisted of the following (in millions):

	Year Ended December 31,
	2011	2010	2009
Minimum rent	$104	$90	$89
Contingent rent	9	6	2
Sublease rent	(4)	(5)	(3)

	$109	$91	$88